NOVEMBER 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

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Semiannual Report

Municipal Bond Market Overview

For the six-month period ended November 30, 2012, the municipal bond market produced solid returns. During this period, the Barclays Municipal Bond Index, which tracks investment-grade municipal securities, returned +4.18%.1 In comparison, the Barclays U.S. Treasury Index returned +0.57%.1 The tax-exempt nature of most municipal bond coupon payments included in the Barclays Municipal Bond Index further enhanced the relative strength of municipal bond performance for the six months under review.

In a September 13, 2012, news release, the Federal Open Market Committee (FOMC) cited continued elevated unemployment levels, slowing increases to business spending and sluggish home prices as reasons to augment its highly accommodative monetary policy. Beyond keeping the federal funds target rate extremely low, the FOMC stated its intention to buy $40 billion a month in mortgages for the foreseeable future. The FOMC also intended to continue its current program of buying long-term Treasury bonds and selling short-term Treasury bills and notes, commonly called Operation Twist, through the remainder of 2012. These actions during the period under review benefited the U.S. Treasury market and the municipal bond market.

Federal Reserve Board Chairman Ben Bernanke spoke on August 31, 2012, about state and local government austerity measures as a headwind to the pace of economic growth, adding that state and local governments had made real cuts to spending and employment. Spending cuts included reducing borrowing costs by issuing new debt at a lower rate and refinancing outstanding debt. New issuance increased during the first 11 months of 2012 compared with the same period in 2011, albeit from levels that were the lowest for new municipal bond issuance in a decade. Almost half of municipalities primary market issuance was for the purpose of refinancing outstanding debt. Year-to-date in 2012, the dollar amount of bonds issued for refinancing far outpaced the same period in 2011, but such bonds generally do not affect the total amount of outstanding municipal bonds. In contrast, bonds issued for new projects were more limited, resulting in low net supply of investment opportunities for municipal bond buyers. The scarcity of new bonds drove prices higher during the period.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of November 30, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Semiannual Report | 5

Franklin California High Yield Municipal Fund

Your Fund's Goals and Main Investments: Franklin California High Yield Municipal Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities, including higher yielding, lower rated securities, that pay interest free from such taxes.[1] Its secondary goal is capital appreciation.

Credit Quality Breakdown*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 11/30/12**

AA 12.1%
A 23.4%
BBB 23.5%
Below Investment Grade 9.4%
Not Rated 31.6%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin California High Yield Municipal Fund's semiannual report for the period ended November 30, 2012.

Performance Overview

The Fund's Class A share price, as measured by net asset value, increased from $10.40 on May 31, 2012, to $10.80 on November 30, 2012. The

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 27.

6 | Semiannual Report

Dividend Distributions*
Franklin California High Yield Municipal Fund

	Dividend per Share (cents)			
Month	Class A	Class B	Class C	Advisor Class
June**	4.62	4.04	4.01	4.72
July	3.65	3.19	3.17	3.73
August	3.65	3.19	3.17	3.73
September	3.65	3.19	3.16	3.74
October	3.65	3.19	3.16	3.74
November	3.65	3.19	3.16	3.74

*Assumes shares were purchased and held for the entire accrual period. Prior to July 2012, this differed from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund's Class A shares paid dividends totaling 21.78 cents per share for the reporting period.[2] The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.88% based on an annualization of November's 3.65 cent per share monthly dividend and the maximum offering price of $11.28 on November 30, 2012. An investor in the 2012 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 6.58% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

State Update

California's recovery from the Great Recession gained momentum during the reporting period. The troubled real estate market delivered strong sales and price gains, boosting the state's economy and increasing its citizens' household wealth levels. Although California's 9.8% unemployment rate in November was significantly higher than the 7.8% national rate,[3] the state's pace of job creation surpassed the nation's during much of the period. The information, leisure and hospitality, and construction sectors grew over six months, while the mining and logging sector and manufacturing sector declined.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 7

Portfolio Breakdown
Franklin California High Yield Municipal Fund
11/30/12

	% of Total Long-Term Investments*
Tax-Supported	37.8%
General Obligation	18.3%
Hospital & Health Care	12.2%
Transportation	8.9%
Utilities	7.9%
Other Revenue	4.5%
Higher Education	3.8%
Refunded	2.7%
Subject to Government Appropriations	2.1%
Housing	1.8%

*Does not include short-term investments and other net assets.

Lawmakers enacted an on-time fiscal year 2013 budget that closed a $15.7 billion gap through recurring and one-time spending cuts, temporary taxes and other actions while rebuilding a nearly $1 billion reserve.[4] The enacted budget required the passage of Proposition 30, an initiative calling for increased income taxes for high-income earners for five years and a temporary increase to the sales tax, with the additional revenues dedicated solely to funding education. Voters passed Proposition 30 in November 2012, raising California's revenue base and avoiding $6 billion in automatic spending cuts to education and public safety. This improved budget situation prompted lawmakers to project a surplus by fiscal year 2014, based on the assumption that future expenditures would grow less rapidly than revenues.

The state's net tax-supported debt was $2,559 per capita and 6.0% of personal income, compared with the $1,117 and 2.8% national medians.[5] Although California's debt levels ranked among the nation's highest, independent credit rating agency Standard & Poor's (S&P) considered them moderate given the state's large population and budget. In October 2012, S&P affirmed California's general obligation bond rating of A- (a low rating for states) with a positive outlook.[6] S&P's rating and outlook reflected the state's economic depth and diversity, capacity to attract venture capital, significant presence of the growing biotechnology and alternative energy industries, prominent higher education institutions, innovative businesses and sectors, as well as improved budgeting flexibility and cash performance.

Investment Strategy

4. Source: Edmund G. Brown, Jr., Governor, State of California, "California State Budget 2012-13: Enacted Budget Summary," 6/28/12.
5. Source: Moody's Investors Service, "Median Report: 2012 State Debt Medians Report," 5/22/12.
6. This does not indicate S&P's rating of the Fund.

8 | Semiannual Report

Manager s Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 11/30/12

Franklin California High Yield Municipal Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FCAMX)		Change	11/30/12	5/31/12
Net Asset Value (NAV)		+$0.40	$10.80	$10.40
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.2178			
Class B (Symbol: FBCAX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.40	$10.86	$10.46
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.1903			
Class C (Symbol: FCAHX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.41	$10.87	$10.46
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.1888			
Advisor Class (Symbol: FVCAX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.41	$10.82	$10.41
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.2228			

10 | Semiannual Report

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. ***Class A:*** *4.25% maximum initial sales charge;* ***Class B:*** *contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter;* ***Class C:*** *1% CDSC in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+6.10%	+18.18%	+39.93%	+82.46%
Average Annual Total Return[2]	+1.61%	+13.21%	+6.02%	+5.74%
Avg. Ann. Total Return (12/31/12)[3]		+8.63%	+6.02%	+5.40%
Distribution Rate[4]	3.88%			
Taxable Equivalent Distribution Rate[5]	6.58%			
30-Day Standardized Yield[6]	3.51%			
Taxable Equivalent Yield[5]	5.95%			
Total Annual Operating Expenses[7]	0.62%			

Class B	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+5.80%	+17.56%	+36.13%	+74.41%
Average Annual Total Return[2]	+1.80%	+13.56%	+6.05%	+5.72%
Avg. Ann. Total Return (12/31/12)[3]		+8.84%	+6.05%	+5.40%
Distribution Rate[4]	3.52%			
Taxable Equivalent Distribution Rate[5]	5.97%			
30-Day Standardized Yield[6]	3.09%			
Taxable Equivalent Yield[5]	5.24%			
Total Annual Operating Expenses[7]	1.16%			

Class C	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+5.78%	+17.54%	+36.06%	+72.60%
Average Annual Total Return[2]	+4.78%	+16.54%	+6.35%	+5.61%
Avg. Ann. Total Return (12/31/12)[3]		+11.92%	+6.39%	+5.29%
Distribution Rate[4]	3.49%			
Taxable Equivalent Distribution Rate[5]	5.92%			
30-Day Standardized Yield[6]	3.12%			
Taxable Equivalent Yield[5]	5.29%			
Total Annual Operating Expenses[7]	1.17%			

Advisor Class[8]	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+6.15%	+18.27%	+40.56%	+83.64%
Average Annual Total Return[2]	+6.15%	+18.27%	+7.05%	+6.27%
Avg. Ann. Total Return (12/31/12)[3]		+13.61%	+7.09%	+5.94%
Distribution Rate[4]	4.15%			
Taxable Equivalent Distribution Rate[5]	7.04%			
30-Day Standardized Yield[6]	3.77%			
Taxable Equivalent Yield[5]	6.39%			
Total Annual Operating Expenses[7]	0.52%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Semiannual Report | 11

Performance Summary *(continued)*

Endnotes

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and California state personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%. Published rates as of 6/27/12 do not take into account subsequent California and federal political and regulatory developments that may impact personal tax rates, possibly with retroactive effect.

8. Effective 11/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/15/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +41.39% and +5.90%.

12 | Semiannual Report

Your Fund s Expenses

Franklin California High Yield Municipal Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The Ending Account Value is derived from the Fund s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading Expenses Paid During Period.
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund s actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12–11/30/12
Actual	$1,000	$1,061.00	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,022.01	$3.09
Class B			
Actual	$1,000	$1,058.00	$5.83
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.72
Class C			
Actual	$1,000	$1,057.80	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.87
Advisor Class			
Actual	$1,000	$1,061.50	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,022.51	$2.59

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; B: 1.13%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Tennessee Municipal Bond Fund

Your Fund's Goal and Main Investments: Franklin Tennessee Municipal Bond Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Tennessee Municipal Bond Fund
11/30/12

Ratings	% of Total Long-Term Investments**
AAA	1.9%
AA	75.0%
A	12.1%
BBB	8.9%
Below Investment Grade	0.6%
Not Rated	1.5%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

We are pleased to bring you Franklin Tennessee Municipal Bond Fund's semiannual report for the period ended November 30, 2012.

Performance Overview

The Fund's Class A share price, as measured by net asset value, increased from $11.94 on May 31, 2012, to $12.24 on November 30, 2012. The Fund's Class A shares paid dividends totaling 21.18 cents per share for the reporting period.[2] The Performance Summary beginning on page 19 shows

1. The Fund may invest as much as 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 42.

Semiannual Report | 15

Dividend Distributions*
Franklin Tennessee Municipal Bond Fund
Class A

Month	Dividend per Share (cents)
June**	4.68
July	3.60
August	3.60
September	3.60
October	3.45
November	3.45

*Assumes shares were purchased and held for the entire accrual period. Prior to July 2012, this differed from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.24%. An investor in the 2012 maximum combined effective federal and Tennessee personal income tax bracket of 38.90% would need to earn a distribution rate of 5.30% from a taxable investment to match the Fund's Class A tax-free distribution rate. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

State Update

During the six months under review, Tennessee's economy continued to improve as franchise and excise tax revenues exceeded official estimates. Recovering business activity, particularly strong job growth in the manufacturing, construction and government sectors, and the state's economic development initiatives attracted private sector investment. The state issued new bonds to refund previously issued bonds, resulting in debt service savings. During 2012, state personal income rose along with the nation's, the number of building permits continued to climb, and construction of multifamily housing reflected rising rental unit demand. Although mortgage delinquency rates in Tennessee were slightly higher than the nation's and the number of new state foreclosures rose, national foreclosure rates far exceeded those in Tennessee.

Tennessee benefited from expanded industrial development that increased per-capita personal income and related tax revenues, and continued to receive economic development grants from the federal government that assisted with job training and infrastructure improvements. These favorable developments, the state's perceived business-friendly regulations and tax structure, as well as lower cost of living and vicinity to U.S. economic and population centers, drew many companies and supported the manufacturing sector. Much of the manufacturing job gains came from the automotive industry, where Volkswagen continued to increase production at its new plant in Chattanooga and General Motors planned to expand at its formerly idle Spring Hill plant. Nissan's plant in Smyrna that produces electric motors and batteries as well as motors for Mercedes Benz also increased production and added jobs. This expansion in auto manufacturing has the potential to create thousands of other jobs in related industries. In other industries, Whirlpool opened a new plant in Cleveland, and several manufacturers announced expansions including Genesee A&B's metal-working plant in Mouth Juliet, Mars Chocolate's plant, also in Cleveland, and AGRANA Fruit's yogurt plant in Centerville.

16 | Semiannual Report

The state's unemployment rate declined from 7.9% at the beginning of the period, compared with the 8.2% national rate at that time, to 7.6% in November 2012, which was lower than the 7.8% national rate.[3] The mining, logging and construction; education and health services; and manufacturing sectors had the greatest gains during the period. The trade, transportation and utilities sector, one of the state's largest areas of employment, also had its first significant gain in six months. Employment sectors that declined were led by financial activities, leisure and hospitality, and government. In keeping with its trend of having among the lowest net tax-supported debt of all states during the past 20 years, Tennessee's debt levels were 1.0% of personal income and $343 per capita, both very low compared with the national medians of 2.8% and $1,117.[4]

In May, after partisan legislative negotiation, the governor signed the fiscal year 2013 budget, which was smaller than the prior year's. The budget was intended to curb spending below projected revenue growth and build reserves to replace funds withdrawn since the recession. Some key aspects were statewide job cuts as well as increased funding for businesses expanding and relocating in Tennessee, university construction, state employee salary raises and elementary education. Higher-than-estimated sales tax revenues in fiscal year 2012, which represented a substantial amount of overall collections, resulted in a budget surplus and may indicate the strength of the current recovery, although these levels were less than the pre-recession peak. Hearings regarding the fiscal year 2014 budget began in November 2012, and although the governor does not expect significant cuts to the fiscal year 2014 budget, increasing health care costs prompted his request for state departments to identify potential expenditure reductions.

Independent credit rating agency Moody's Investors Service affirmed its Aaa rating and stable outlook for Tennessee's general obligation bonds based on Moody's expectation of ongoing economic recovery, replacement of reserves used during the recession, and spending cuts if tax revenue did not continue growing as anticipated.[5] Moody's also cited the state's low debt levels, well-funded pension and retiree health care benefits, and growing tax revenues. Favorable governance practices such as on-time budget adoption and multi-year budgets, consensus revenue forecasts, and a long history of conservative fiscal policy also contributed to Moody's rating and outlook. Some challenges cited include a relatively weak economy and low per-capita income compared to the nation's, no personal income tax on wages, and governance limitations such as requiring legislative approval for any mid-year budget reductions.

Portfolio Breakdown
Franklin Tennessee Municipal Bond Fund
11/30/12

	% of Total Long-Term Investments*
Utilities	35.7%**
General Obligation	17.3%
Hospital & Health Care	13.0%
Higher Education	12.7%
Refunded	5.3%
Tax-Supported	4.9%
Transportation	4.5%
Other Revenue	3.4%
Housing	3.2%

*Does not include short-term investments and other net assets.

**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "Median Report: 2012 State Debt Medians Report," 5/22/12.

5. This does not indicate Moody's rating of the Fund.

Semiannual Report | 17

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maxi-
mize income distribution.

Manager s Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, we favored the use of longer term bonds. We believe our conservative, buy-
and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Tennessee Municipal
Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 | Semiannual Report

Performance Summary as of 11/30/12

Franklin Tennessee Municipal Bond Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FRTIX)		Change	11/30/12	5/31/12
Net Asset Value (NAV)		+$0.30	$12.24	$11.94
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.2118			

Performance[1]

Cumulative total return excludes the sales charge. Average annual total returns include the maximum sales charge.
***Class A:** 4.25% maximum initial sales charge.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+4.33%	+10.81%	+33.71%	+66.76%
Average Annual Total Return[3]	-0.11%	+6.08%	+5.06%	+4.79%
Avg. Ann. Total Return (12/31/12)[4]		+2.35%	+4.67%	+4.38%
Distribution Rate[5]	3.24%			
Taxable Equivalent Distribution Rate[6]	5.30%			
30-Day Standardized Yield[7]	1.90%			
Taxable Equivalent Yield[6]	3.11%			
Total Annual Operating Expenses[8]				
Without Waiver	0.71%			
With Waiver	0.70%			

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain nonroutine expenses) until 9/30/13.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the
Fund s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund s share price may decline. The Fund is actively managed but there is no guarantee that the manager s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond s issuer, insurer or guarantor, may affect the bond s value. The
Fund s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the results would have been lower, and yield for the period would have been
1.90%.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of November s 3.45 cent per share monthly dividend and the maximum offering price of $12.78 per share on 11/30/12.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and
Tennessee state personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.
7. The 30-day standardized yield for the 30 days ended 11/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund s rate of investment income, and it may not equal the Fund s actual income distribution rate (which reflects the Fund s past dividends paid to shareholders) or the income reported in the Fund s financial statements.
8. Figures are as stated in the Fund s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20 | Semiannual Report

Your Fund s Expenses

Franklin Tennessee Municipal Bond Fund

As a Fund shareholder, you can incur two types of costs:

" Transaction costs, including sales charges (loads) on Fund purchases; and

" Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The Ending Account Value is derived from the Fund s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading Expenses Paid During Period.
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical Ending Account Value is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund s actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12–11/30/12
Actual	$1,000	$1,043.30	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,021.61	$3.50

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.69%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Municipal Securities Trust

Financial Highlights

Franklin California High Yield Municipal Fund

Class A	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.40	$ 9.07	$9.40	$8.42	$9.70	$10.44
Income from investment operations[a]:						
Net investment income[b]	0.23	0.49	0.50	0.51	0.51	0.49
Net realized and unrealized gains (losses)	0.39	1.34	(0.33)	0.98	(1.29)	(0.76)
Total from investment operations	0.62	1.83	0.17	1.49	(0.78)	(0.27)
Less distributions from net investment income	(0.22)	(0.50)	(0.50)	(0.51)	(0.50)	(0.47)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.80	$10.40	$9.07	$9.40	$8.42	$ 9.70
Total return[e]	6.10%	20.65%	1.93%	18.11%	(7.91)%	(2.58)%
Ratios to average net assets[f]						
Expenses	0.61%	0.62%	0.62%	0.63%	0.63%	0.62%
Net investment income	4.36%	5.05%	5.47%	5.70%	5.91%	4.87%
Supplemental data						
Net assets, end of period (000's)	$1,355,146	$1,238,396	$979,093	$1,090,015	$945,110	$1,204,191
Portfolio turnover rate	4.14%	6.67%	17.86%	13.84%	9.85%	26.43%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Municipal Securities Trust

Financial Highlights *(continued)*

Franklin California High Yield Municipal Fund

Class B	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.46	$ 9.13	$9.46	$8.46	$9.75	$10.49
Income from investment operations[a]:						
Net investment income[b]	0.21	0.45	0.46	0.46	0.46	0.43
Net realized and unrealized gains (losses)	0.38	1.32	(0.33)	1.00	(1.30)	(0.75)
Total from investment operations	0.59	1.77	0.13	1.46	(0.84)	(0.32)
Less distributions from net investment income	(0.19)	(0.44)	(0.46)	(0.46)	(0.45)	(0.42)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.86	$10.46	$9.13	$9.46	$8.46	$ 9.75
Total return[e]	5.80%	19.88%	1.38%	17.64%	(8.47)%	(3.10)%
Ratios to average net assets[f]						
Expenses	1.13%	1.16%	1.16%	1.17%	1.17%	1.17%
Net investment income	3.84%	4.51%	4.93%	5.16%	5.37%	4.32%
Supplemental data						
Net assets, end of period (000's)	$662	$2,075	$4,156	$7,591	$12,743	$22,308
Portfolio turnover rate	4.14%	6.67%	17.86%	13.84%	9.85%	26.43%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Highlights *(continued)*

Franklin California High Yield Municipal Fund

Class C	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.46	$ 9.13	$9.45	$8.46	$9.75	$10.48
Income from investment operations[a]:						
Net investment income[b]	0.20	0.44	0.46	0.47	0.46	0.43
Net realized and unrealized gains (losses)	0.40	1.33	(0.33)	0.98	(1.30)	(0.74)
Total from investment operations	0.60	1.77	0.13	1.45	(0.84)	(0.31)
Less distributions from net investment income	(0.19)	(0.44)	(0.45)	(0.46)	(0.45)	(0.42)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.87	$10.46	$9.13	$9.45	$8.46	$ 9.75
Total return[e]	5.78%	19.86%	1.46%	17.51%	(8.47)%	(3.01)%
Ratios to average net assets[f]						
Expenses	1.16%	1.17%	1.17%	1.18%	1.17%	1.17%
Net investment income	3.81%	4.50%	4.92%	5.15%	5.37%	4.32%
Supplemental data						
Net assets, end of period (000's)	$319,840	$293,895	$229,667	$255,392	$212,118	$276,902
Portfolio turnover rate	4.14%	6.67%	17.86%	13.84%	9.85%	26.43%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Municipal Securities Trust

Financial Highlights *(continued)*

Franklin California High Yield Municipal Fund

Advisor Class	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.41	$ 9.09	$9.42	$8.42	$9.71	$10.45
Income from investment operations[a]:						
Net investment income[b]	0.24	0.50	0.52	0.52	0.51	0.50
Net realized and unrealized gains (losses)	0.39	1.33	(0.34)	1.00	(1.29)	(0.76)
Total from investment operations	0.63	1.83	0.18	1.52	(0.78)	(0.26)
Less distributions from net investment income	(0.22)	(0.51)	(0.51)	(0.52)	(0.51)	(0.48)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.82	$10.41	$9.09	$9.42	$8.42	$ 9.71
Total return[e]	6.15%	20.60%	2.03%	18.47%	(7.93)%	(2.48)%
Ratios to average net assets[f]						
Expenses	0.51%	0.52%	0.52%	0.53%	0.53%	0.52%
Net investment income	4.46%	5.15%	5.57%	5.80%	6.01%	4.97%
Supplemental data						
Net assets, end of period (000's)	$288,376	$241,123	$137,191	$101,332	$68,598	$72,279
Portfolio turnover rate	4.14%	6.67%	17.86%	13.84%	9.85%	26.43%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds 89.5%		
California 84.7%		
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$ 4,260,000	$ 4,398,578
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	8,576,475
Jackson Laboratory, Refunding, 5.00%, 7/01/37	5,000,000	5,692,700
Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34	5,260,000	5,281,619
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27	2,205,000	2,248,615
Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16	635,000	639,559
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27	5,115,000	5,278,578
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon Road East,		
5.00%, 9/02/30	2,020,000	2,045,957
5.10%, 9/02/35	1,695,000	1,710,950
Artesia RDA Tax Allocation,		
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,362,245
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,050,000	3,067,507
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,315,000	3,748,967
Azusa Special Tax, CFD No. 2005-1, Improvement Area 1, 5.00%,		
9/01/27	2,420,000	2,322,280
9/01/37	8,395,000	7,713,662
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	2,069,704
Beaumont Financing Authority Local Agency Revenue,		
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	772,502
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,342,750
Series B, 5.35%, 9/01/28	935,000	960,077
Series B, 5.40%, 9/01/35	1,390,000	1,422,498
Series C, 5.45%, 9/01/27	6,435,000	6,506,686
Series C, 5.50%, 9/01/29	855,000	872,262
Series C, 5.50%, 9/01/35	1,035,000	1,049,542
Series C, 5.50%, 9/01/35	3,995,000	4,026,201
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,303,840
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,		
5.00%, 9/02/25	3,195,000	3,203,403
5.125%, 9/02/30	4,400,000	4,351,644
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,292,700
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	8,815,000	8,830,250
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	2,879,040
California Educational Facilities Authority Revenue,		
College and University Financing Program, 5.00%, 2/01/30	1,375,000	1,357,758
College and University Financing Program, Refunding, 5.00%, 2/01/26	1,000,000	1,007,020
San Francisco University, 6.125%, 10/01/36	2,000,000	2,475,960
California Health Facilities Financing Authority Revenue, Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33	4,000,000	4,964,600

Semiannual Report | 27

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,		
5.25%, 2/01/24	$ 5,000,000	$ 5,621,850
5.375%, 2/01/29	7,000,000	7,815,220
5.50%, 2/01/39	10,600,000	11,592,372
5.25%, 2/01/46	15,965,000	16,746,167
California State GO, Various Purpose,		
5.00%, 9/01/36	49,175,000	58,017,157
6.00%, 11/01/39	13,000,000	16,280,940
FGIC Insured, 6.00%, 8/01/19	30,000	30,259
Refunding, 5.00%, 4/01/42	10,000,000	11,589,100
California State Health Facilities Financing Authority Revenue,		
Children's Hospital Los Angeles, Series A, 5.00%, 11/15/34	2,000,000	2,242,940
Chinese Hospital Association, California Mortgage Insured, 5.00%, 6/01/42	7,805,000	8,837,601
California State Municipal Finance Authority Revenue,		
Biola University, Refunding, 5.625%, 10/01/23	6,000,000	6,737,760
Biola University, Refunding, 5.80%, 10/01/28	7,500,000	8,369,175
Biola University, Refunding, 5.875%, 10/01/34	6,000,000	6,594,420
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,270,100
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,569,600
Loma Linda University, 5.00%, 4/01/37	495,000	516,641
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,451,480
California State Public Works Board Lease Revenue,		
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,642,472
Department of Mental Health, Coalinga State Hospital, Series A, 5.125%, 6/01/29	4,500,000	4,747,500
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,158,548
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,511,800
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,495,308
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,575,338
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,493,435
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	8,200,963
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,859,325
Capital Appreciation Bonds, Bentley School, Refunding, zero cpn., 7/01/50	24,520,000	1,232,375
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,696,300
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	11,090,700
Drew School, Refunding, 5.30%, 10/01/37	3,375,000	3,458,531
[a]Episcopal Communities and Services, Refunding, 5.00%, 5/15/32	1,000,000	1,135,230
[a]Episcopal Communities and Services, Refunding, 5.00%, 5/15/42	1,500,000	1,668,120
[a]Episcopal Communities and Services, Refunding, 5.00%, 5/15/47	2,600,000	2,880,410
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,703,350
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%, 10/01/37	3,500,000	3,776,360
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	40,619,304
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,230,700
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	10,000,000	12,534,700
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,732,141
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	10,226,500
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	1,850,000	1,896,028

28 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	$ 5,000,000	$ 5,152,200
Capistrano USD, CFD Special Tax, No. 04-1, Rancho Madrina, 5.25%, 9/01/34	1,120,000	1,133,283
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,059,949
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.05%, 9/02/35	1,305,000	1,309,554
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	6,653,220
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,		
8/01/39	6,450,000	1,133,459
8/01/40	6,730,000	1,098,673
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,361,462
Chula Vista CFD Special Tax, No. 01-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,188,770
Chula Vista Special Tax, CFD No. 12-I, McMillin Otay Ranch Village Seven, 5.25%,		
9/01/30	1,870,000	1,872,300
9/01/36	3,260,000	3,207,579
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/27	7,500,000	4,491,000
8/01/28	3,000,000	1,710,780
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,		
8/01/42	8,500,000	1,948,115
8/01/43	3,000,000	654,240
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,		
4/01/35	1,000,000	1,067,490
4/01/48	7,600,000	7,968,904
Compton Community College District GO, Election of 2002, Series B,		
6.625%, 8/01/27	3,085,000	3,701,445
6.75%, 8/01/34	4,000,000	4,716,240
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,		
5.70%, 8/01/30	2,255,000	2,278,475
6.00%, 8/01/42	3,460,000	3,499,859
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,293,150
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,831,972
Corona CFD No. 2003-2 Special Tax, Highlands Collection,		
5.15%, 9/01/34	2,120,000	2,126,275
5.20%, 9/01/34	780,000	784,282
Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,		
9/01/26	1,760,000	1,786,822
9/01/36	1,000,000	1,001,610
Corona-Norco USD Special Tax,		
CFD No. 04-1, 5.20%, 9/01/36	2,000,000	2,029,460
Series A, 5.35%, 9/01/26	1,005,000	1,022,949
Series A, 5.40%, 9/01/36	2,530,000	2,545,079
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33	5,075,000	5,090,682

Semiannual Report | 29

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment, Redevelopment Projects, Series B, 7.75%, 10/01/27	$ 3,795,000	$ 4,687,698
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	5,025,000	5,199,217
Del Mar Race Track Authority Revenue, 5.00%, 8/15/25	305,000	312,537
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,282,257
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	16,246,518
Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley, Series A, 5.20%, 9/01/37	1,595,000	1,620,967
El Dorado County Special Tax,		
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,952,573
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,011,470
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,095,190
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,565,000
El Dorado UHSD, GO, Election of 2008, 5.00%, 8/01/42	4,350,000	5,038,866
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	1,185,456
Escondido Special Tax, CFD No. 2006-01, Eureka, 5.15%, 9/01/36	1,400,000	1,400,350
Fairfield CFD Special Tax, No. 3, North Cordelia General Improvements, 6.00%,		
9/01/32	1,200,000	1,323,840
9/01/37	5,810,000	6,359,684
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,		
1/15/26	38,720,000	17,847,597
1/15/30	4,000,000	1,447,120
1/15/31	85,780,000	29,186,645
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	21,871,150
Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42	750,000	778,208
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	6,400,000	6,639,872
Capital Appreciation, Asset-Backed, Refunding, Series C, second sub., zero cpn., 6/01/47	50,000,000	1,189,000
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	5,163,791
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,440,350
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,		
8/01/32	3,635,000	1,563,123
8/01/33	3,705,000	1,495,709
8/01/35	4,120,000	1,460,622
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,		
8/01/44	30,000,000	3,968,100
8/01/49	10,000,000	1,808,600
Huntington Beach CFD No. 2000-1 Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31	5,000,000	5,051,800

30 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/15, 6.75% thereafter, 8/01/40	$ 3,500,000	$ 3,858,925
[b]Imperial County Special Tax, CFD No. 98-1,		
6.45%, 9/01/17	1,185,000	1,187,192
6.50%, 9/01/31	5,705,000	5,712,816
Independent Cities Finance Authority Mobile Home Park Revenue,		
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/39	1,000,000	1,058,620
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/47	3,100,000	3,257,077
Lamplighter Salinas, Series A, 6.25%, 7/15/45	2,465,000	2,670,877
Lamplighter Salinas, Series A, 6.25%, 7/15/50	2,000,000	2,157,840
Rancho Feliz and Las Casitasde Sonoma, Refunding, 5.00%, 10/15/47	2,840,000	2,899,697
Indio CFD Special Tax, No. 04-3, Terra Lago, Improvement Area 1,		
5.00%, 9/01/25	4,000,000	4,041,680
5.10%, 9/01/30	1,275,000	1,260,236
5.15%, 9/01/35	1,275,000	1,253,096
Irvine 1915 Act Special Assessment, Limited Obligation,		
AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29	1,885,000	1,885,641
AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25	1,410,000	1,422,323
AD No. 03-19, Group Four, 5.00%, 9/02/29	1,410,000	1,456,192
AD No. 04-20, Group One, 5.00%, 9/02/25	2,740,000	2,830,776
AD No. 04-20, Group One, 5.00%, 9/02/30	10,975,000	11,326,310
Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36	1,970,000	2,032,705
Irvine USD Special Tax, CFD No. 06-1, 6.70%, 9/01/35	2,565,000	2,903,247
Jurupa Community Services District Special Tax,		
CFD No. 7, Series A, 5.10%, 9/01/28	2,695,000	2,709,822
CFD No. 7, Series A, 5.15%, 9/01/35	3,690,000	3,699,040
CFD No. 11, Series A, 5.05%, 9/01/30	2,495,000	2,524,690
CFD No. 11, Series A, 5.10%, 9/01/35	2,065,000	2,077,927
CFD No. 12, Series A, 5.10%, 9/01/29	2,000,000	2,020,180
CFD No. 12, Series A, 5.15%, 9/01/35	3,000,000	3,026,430
CFD No. 17, Series A, 5.20%, 9/01/36	2,825,000	2,852,459
CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36	1,400,000	1,421,336
CFD No. 19, Eastvale, Series A, 5.00%, 9/01/36	1,500,000	1,501,905
CFD No. 30, Series A, 5.60%, 9/01/37	1,000,000	1,031,710
Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	1,013,290
Lake Elsinore 1915 Act Special Assessment,		
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	3,750,000	3,768,262
Limited Obligation, AD No. 93-1, Refunding, 7.00%, 9/02/30	7,475,000	7,496,079
Lake Elsinore Special Tax,		
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,064,994
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,253,240
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.10%, 9/01/22	750,000	777,383
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.15%, 9/01/25	635,000	655,403
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/30	1,195,000	1,228,675
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/35	1,225,000	1,253,751
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	924,635
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,800,000	2,816,856
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,695,000	5,743,294
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	2,035,473

Semiannual Report | 31

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	$ 1,140,000	$ 685,778
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, Refunding, 5.40%, 2/01/29	475,000	473,950
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,		
8/01/34	2,000,000	2,292,700
8/01/39	2,000,000	2,279,060
Las Virgenes USD, GO, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	4,758,274
Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,		
6.50%, 9/01/24	1,000,000	1,034,610
5.25%, 9/01/28	1,750,000	1,771,193
5.30%, 9/01/35	3,300,000	3,320,592
Lee Lake Water District CFD No. 3 Special Tax, The Retreat, 5.875%, 9/01/27	3,000,000	3,070,770
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	3,577,535
Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,		
5.90%, 9/01/24	1,780,000	1,886,942
5.95%, 9/01/28	4,450,000	4,719,002
6.00%, 9/01/34	3,520,000	3,734,086
Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34	3,410,000	3,424,015
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,331,954
Los Alamitos USD, COP, Capital Appreciation Bonds, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,		
8/01/34	1,500,000	957,855
8/01/42	4,500,000	2,818,305
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%, 6/01/30	2,200,000	2,421,826
[b]Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	55,000	55,004
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	870,000	872,732
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	46,214,840
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,		
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	4,090,027
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	4,528,950
Menifee USD Special Tax, CFD No. 2002-2,		
6.05%, 9/01/26	990,000	990,812
6.10%, 9/01/34	3,675,000	3,677,389
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,608,480
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,233,437
Merced UHSD, GO, Capital Appreciation Bonds, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,672,400
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,		
5.25%, 9/01/26	1,225,000	1,244,404
5.30%, 9/01/38	2,750,000	2,786,960
Moreland School District GO, Election of 2002, Series D,		
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,395,460
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,524,180

32 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Moreland School District GO, Election of 2002, Series D, (continued)		
NATL RE, FGIC Insured, zero cpn., 8/01/30	$ 3,400,000	$ 1,349,664
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	748,860
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,555,670
Moreno Valley USD Special Tax,		
CFD No. 2004-6, 5.10%, 9/01/28	2,000,000	2,035,620
CFD No. 2004-6, 5.20%, 9/01/36	5,000,000	5,073,450
CFD No. 2005-2, 5.00%, 9/01/36	815,000	807,111
Murrieta CFD No. 2000-2 Special Tax, The Oaks,		
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,030,100
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,604,736
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,311,612
Improvement Area B, 6.00%, 9/01/34	3,630,000	3,683,978
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	678,824
Murrieta PFA Special Tax Revenue, Refunding, 5.00%, 9/01/31	3,470,000	3,794,271
Norco Special Tax, CFD No. 02-1, 6.50%, 3/01/33	1,145,000	1,171,816
North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31	4,220,000	4,235,108
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	5,104,836
Oakley PFAR, Refunding, 5.30%, 9/02/34	1,000,000	1,051,180
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	2,760,000	2,772,448
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,776,550
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,631,950
Oro Grande Elementary School District COP, 5.875%, 9/15/37	14,000,000	15,356,320
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,580,798
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding, 5.00%,		
9/02/30	4,860,000	5,335,016
9/02/33	3,435,000	3,741,505
Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35	3,490,000	3,529,123
Palomar Pomerado Health Care District COP,		
6.00%, 11/01/30	10,000,000	11,257,100
6.75%, 11/01/39	10,000,000	11,520,800
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	2,802,600
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,		
5.00%, 9/01/21	1,100,000	1,106,468
5.20%, 9/01/24	1,460,000	1,470,249
5.25%, 9/01/29	3,485,000	3,500,787
5.30%, 9/01/35	4,085,000	4,096,765
Perris CFD No. 2001-1 Special Tax,		
Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25	1,415,000	1,437,555
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	869,628
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,057,929
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26	560,000	563,282
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37	1,535,000	1,521,968

Semiannual Report | 33

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Perris CFD No. 2002-1 Special Tax, Series A,		
6.375%, 9/01/23	$ 1,415,000	$ 1,460,917
6.50%, 9/01/29	1,970,000	2,030,577
6.50%, 9/01/33	2,035,000	2,096,070
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,397,455
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	3,036,203
Perris PFAR Tax Allocation,		
5.30%, 10/01/26	1,950,000	1,959,243
5.35%, 10/01/36	3,410,000	3,396,087
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,292,440
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,327,430
Pittsburg USD, GO, Capital Appreciation Bonds, Election of 2010, Series C, zero cpn.,		
8/01/47	9,000,000	1,266,390
8/01/52	15,000,000	1,506,150
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	6,032,050
Poway USD Special Tax,		
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	6,000,000	6,067,440
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,995,000	5,060,135
CFD No. 14, Area A, 5.125%, 9/01/26	1,770,000	1,800,851
CFD No. 14, Area A, 5.25%, 9/01/36	5,225,000	5,247,415
CFD No. 14, Del Sur, 5.125%, 9/01/26	2,195,000	2,233,259
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,		
5.25%, 9/01/25	2,235,000	2,268,369
5.375%, 9/01/30	1,650,000	1,670,576
5.375%, 9/01/37	7,130,000	7,157,450
5.50%, 9/01/37	2,635,000	2,658,056
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%, 7/01/47	4,355,000	4,489,308
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,056,092
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,171,940
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	17,000,000	2,589,610
Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35	5,000,000	4,986,350
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	9,671,740
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,		
8/01/38	6,690,000	1,912,939
8/01/43	8,750,000	1,936,900
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,642,712
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,901,216
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,333,420
Housing, Series A, 7.125%, 10/01/42	1,750,000	1,999,077
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,364,736
Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13	1,150,000	1,158,717

34 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Riverside USD Special Tax,		
CFD No. 13, Improvement Area 1, 5.375%, 9/01/34	$ 2,320,000	$ 2,334,755
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,090,653
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,759,894
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,250,898
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,521,555
CFD No. 17, Aldea, 5.125%, 9/01/35	1,425,000	1,432,652
CFD No. 18, 5.00%, 9/01/34	1,125,000	1,134,068
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,538,991
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,851,209
Romoland School District Special Tax,		
CFD No. 1, Improvement Area 1, 5.45%, 9/01/38	3,215,000	3,257,084
CFD No. 1, Improvement Area 2, 5.375%, 9/01/38	3,045,000	3,038,423
CFD No. 2004-1, Improvement Area No. 3, 6.125%, 9/01/34	1,215,000	1,254,111
CFD No. 2004-1, Improvement Area No. 3, 6.25%, 9/01/41	3,355,000	3,462,729
Roseville Special Tax, CFD No. 1,		
Fiddyment Ranch, 5.00%, 9/01/17	1,495,000	1,542,661
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,006,117
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,004,186
Fiddyment Ranch, 5.00%, 9/01/24	1,010,000	1,014,535
Fiddyment Ranch, 5.00%, 9/01/25	1,020,000	1,023,284
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,982,186
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,919,164
Longmeadow, 5.00%, 9/01/36	2,370,000	2,280,604
Stone Point, 6.375%, 9/01/24	1,750,000	1,801,975
Stone Point, 6.375%, 9/01/28	2,500,000	2,569,475
Westpark, 5.15%, 9/01/30	5,500,000	5,537,235
Westpark, 5.20%, 9/01/36	4,500,000	4,510,980
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,		
5.20%, 9/01/26	1,000,000	1,031,760
5.25%, 9/01/37	1,600,000	1,607,408
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,		
8/01/34	5,000,000	1,911,450
8/01/39	15,000,000	4,462,800
8/01/42	10,750,000	2,766,297
Sacramento County Airport System Revenue, senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,674,520
Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35	1,515,000	1,521,878
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	2,616,953
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	13,048,200
7.50%, 12/01/41	5,000,000	6,271,700
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,		
9/01/15	4,280,000	3,859,661
9/01/16	1,500,000	1,306,290
9/01/19	1,800,000	1,294,740
9/01/20	1,800,000	1,216,152

Semiannual Report | 35

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn., (continued)		
9/01/21	$ 1,800,000	$ 1,140,858
9/01/22	1,900,000	1,125,864
9/01/23	1,900,000	1,055,374
9/01/24	1,900,000	993,814
9/01/25	1,900,000	929,575
9/01/26	1,900,000	872,119
9/01/27	1,900,000	812,953
9/01/28	1,900,000	762,508
San Diego RDA Tax Allocation Revenue,		
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,384,265
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,214,200
San Diego USD, GO, Election of 2008,		
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	8,337,500
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	14,029,557
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	5,636,790
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,185,870
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,165,300
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,493,878
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,720,425
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	3,016,675
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,017,330
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,499,706
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	13,526,411
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,752,135
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,115,170
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,606,102
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	10,363,232
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	18,935,327
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,654,987
senior lien, 5.00%, 1/01/33	32,865,000	32,865,986
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,315,066
San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38	3,250,000	3,140,735
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,805,000	1,806,787
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,		
5.875%, 9/01/32	1,500,000	1,635,120
6.00%, 9/01/42	5,000,000	5,474,200
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	5,972,720
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,125,701
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,		
8/01/31	1,800,000	2,060,586
8/01/41	2,820,000	3,197,739

36 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	$ 2,000,000	$ 1,960,140
Saugus USD Special Tax, CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,049,360
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,322,595
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,173,160
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,940,000	1,951,834
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	2,328,376
[a]Solana Beach School District Special Tax, PFA, 5.00%, 9/01/42	3,000,000	3,277,800
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,451,475
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,213
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	6,637,300
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,		
6.20%, 9/02/23	2,955,000	3,004,230
6.30%, 9/02/33	3,390,000	3,440,613
[b,c,d]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	3,573,010
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,		
5.50%, 6/01/30	1,185,000	1,245,791
5.875%, 6/01/35	1,660,000	1,762,571
6.00%, 6/01/45	6,180,000	6,570,020
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	2,863,993
Temecula RDA Tax Allocation Revenue,		
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,435,202
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,970,000	1,975,516
Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36	1,000,000	1,007,040
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,		
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,233,000
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	692,320
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,164,325
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation Bonds, Refunding, Series C, zero cpn., 6/01/46	25,000,000	827,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,079,863
Truckee-Donner PUD Special Tax, CFD No. 04-1,		
5.20%, 9/01/25	3,000,000	3,002,010
5.75%, 9/01/29	2,975,000	2,952,598
5.25%, 9/01/30	5,050,000	4,924,406
5.30%, 9/01/35	1,070,000	1,032,903
5.80%, 9/01/35	4,530,000	4,326,059
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,737,674
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,717,900
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,157,212
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,194,647
Tustin USD Special Tax, CFD No. 06-1,		
5.75%, 9/01/30	1,000,000	1,072,750
6.00%, 9/01/40	3,000,000	3,188,310

Semiannual Report | 37

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Upland CFD No. 2003-2 Special Tax, Improvement Area 1, Refunding, 5.00%, 9/01/34	$ 1,000,000	$ 1,076,600
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	4,095,000	4,139,431
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Limited Obligation,		
5.00%, 9/02/25	1,050,000	1,027,656
5.20%, 9/02/30	1,355,000	1,327,223
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,431,725
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	2,100,127
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,204,548
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,		
7.25%, 9/01/31	1,000,000	1,141,640
7.50%, 9/01/42	5,000,000	5,749,550
West Sacramento Special Tax, CFD No. 20,		
5.125%, 9/01/25	500,000	506,005
5.30%, 9/01/35	1,740,000	1,753,955
Westside USD, CFD No. 2005-3 Special Tax, 5.00%,		
9/01/26	700,000	705,642
9/01/36	2,045,000	2,000,337
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,450,175
Woodland Finance Authority Water Revenue, 6.00%,		
3/01/36	1,000,000	1,211,810
3/01/41	1,500,000	1,806,810
Woodland Special Tax, CFD No. 1,		
6.00%, 9/01/28	4,960,000	5,060,738
6.25%, 9/01/34	6,560,000	6,703,598
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,245,935
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,		
5.00%, 9/01/26	1,000,000	1,070,790
5.375%, 9/01/30	1,800,000	1,943,676
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,		
5.50%, 6/01/28	2,110,000	2,153,993
5.75%, 6/01/38	5,485,000	5,590,751
		1,663,885,269
U.S. Territories 4.8%		
Guam 1.2%		
Guam Government GO,		
Refunding, Series A, 5.00%, 11/15/23	7,245,000	7,394,175
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,693,440
Series A, 7.00%, 11/15/39	5,000,000	5,786,650
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,325,880
		24,200,145

38 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	$ 1,495,000	$ 1,500,711
Puerto Rico 3.5%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	9,000,000	9,564,480
Series A, 6.00%, 7/01/44	5,000,000	5,285,100
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	15,750,750
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series A, 5.00%,		
7/01/29	10,000,000	10,488,200
7/01/42	6,000,000	6,127,980
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	21,603,960
		68,820,470
Total U.S. Territories		94,521,326
Total Municipal Bonds before Short Term Investments (Cost $1,580,194,163)		1,758,406,595
Short Term Investments 10.0%		
Municipal Bonds 10.0%		
California 10.0%		
ᵃCalifornia Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/41	1,050,000	1,050,000
ᵃCalifornia Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.18%, 12/01/36	11,350,000	11,350,000
ᵃCalifornia PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.18%, 11/01/26	23,650,000	23,650,000
Series F, Daily VRDN and Put, 0.14%, 11/01/26	16,300,000	16,300,000
ᵃCalifornia State Economic Recovery GO,		
Series C-3, Daily VRDN and Put, 0.16%, 7/01/23	16,650,000	16,650,000
Series C-4, Daily VRDN and Put, 0.14%, 7/01/23	7,780,000	7,780,000
ᵃCalifornia State GO,		
Kindergarten, Series A2, Daily VRDN and Put, 0.14%, 5/01/34	14,465,000	14,465,000
Series A-1, Daily VRDN and Put, 0.15%, 5/01/33	7,100,000	7,100,000
ᵃCalifornia Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.13%, 8/15/36	29,460,000	29,460,000
ᵃIrvine 1915 Act Special Assessment, Limited Obligation,		
AD No. 93-14, Daily VRDN and Put, 0.16%, 9/02/25	19,600,000	19,600,000
AD No. 97-16, Daily VRDN and Put, 0.15%, 9/02/22	4,600,000	4,600,000
ᵃLos Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.16%, 7/01/31	5,465,000	5,465,000

Semiannual Report | 39

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin California High Yield Municipal Fund	Principal Amount	Value
Short Term Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
[e]Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.17%, 7/01/34	$ 5,700,000	$ 5,700,000
Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.14%, 7/01/34	4,600,000	4,600,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.15%, 7/01/35	25,800,000	25,800,000
[e]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.14%, 7/01/35	2,200,000	2,200,000
Total Short Term Investments (Cost $195,770,000)		195,770,000
Total Investments (Cost $1,775,964,163) 99.5%		1,954,176,595
Other Assets, less Liabilities 0.5%		9,847,488
Net Assets 100.0%		$1,964,024,083

See Abbreviations on page 59.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2012, the aggregate value of these securities was $10,528,022, representing 0.54% of net assets.

[c]See Note 6 regarding defaulted securities.

[d]At November 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Highlights

Franklin Tennessee Municipal Bond Fund

Class A	Six Months Ended November 30, 2012 (unaudited)	2012	2011	2010	2009	2008
		Year Ended May 31,				
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.94	$11.19	$11.35	$10.99	$11.04	$11.18
Income from investment operations[a]:						
Net investment income[b]	0.21	0.44	0.44	0.45	0.45	0.45
Net realized and unrealized gains (losses)	0.30	0.75	(0.16)	0.35	(0.04)	(0.14)
Total from investment operations	0.51	1.19	0.28	0.80	0.41	0.31
Less distributions from net investment income	(0.21)	(0.44)	(0.44)	(0.44)	(0.46)	(0.45)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$12.24	$11.94	$11.19	$11.35	$10.99	$11.04
Total return[e]	4.33%	10.84%	2.59%	7.44%	3.90%	2.80%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	0.69%	0.71%	0.71%	0.72%	0.74%	0.75%
Expenses net of waiver and payments by affiliates	0.69%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.46%	3.82%	3.96%	3.99%	4.25%	4.08%
Supplemental data						
Net assets, end of period (000's)	$343,386	$312,688	$270,041	$287,007	$225,895	$199,415
Portfolio turnover rate	4.42%	5.71%	14.28%	10.63%	11.12%	11.48%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 97.8%		
Tennessee 87.0%		
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$ 1,000,000	$ 1,187,040
Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,		
6/01/28	1,100,000	1,259,654
6/01/32	2,565,000	2,901,810
Bristol Electric System Revenue, AMBAC Insured, 5.00%, 9/01/29	1,075,000	1,162,301
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,678,250
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	618,395
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Medical Center, Refunding, AGMC Insured, 5.00%, 10/01/22	3,250,000	3,684,622
Clarksville Electric System Revenue,		
Series A, 5.00%, 9/01/34	2,000,000	2,357,460
Series A, 5.00%, 9/01/35	3,185,000	3,732,215
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,627,552
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,485,960
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,531,720
Franklin County Health and Educational Facilities Board Revenue, University South Project, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24	2,000,000	2,247,420
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,476,104
Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,121,440
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,		
Improvement, NATL RE, FGIC Insured, 5.00%, 4/01/31	1,000,000	1,109,580
Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 4/01/27	2,500,000	2,519,875
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,		
Improvement, NATL Insured, 5.00%, 9/01/29	1,000,000	1,062,680
Improvement, NATL Insured, 5.00%, 9/01/34	2,310,000	2,430,212
Improvement, NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	4,255,407
Series A, 5.00%, 9/01/40	7,000,000	8,343,930
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,416,888
Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,377,250
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,162,430
Johnson City Health and Educational Facilities Board Hospital Revenue, Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	375,000	375,746
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,207,727
Kingsport IDB, MFHR, Model City Airport Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,032,228
Knox Chapman Utility District Knox County Water and Sewer Revenue,		
5.25%, 1/01/36	1,500,000	1,766,220
Refunding and Improvement, 4.00%, 1/01/37	500,000	530,215
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,144,360
Knox County First Utility District Water and Sewer Revenue,		
5.00%, 12/01/32	1,000,000	1,234,710
NATL Insured, 5.00%, 12/01/24	1,790,000	2,014,663
NATL Insured, 5.00%, 12/01/25	1,000,000	1,118,950
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,692,089

42 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds (continued)		
Tennessee (continued)		
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36	$ 2,000,000	$ 653,820
Fort Sanders Alliance, Refunding, NATL Insured, 5.75%, 1/01/14	1,250,000	1,323,288
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%,		
4/01/27	2,500,000	2,708,375
4/01/36	5,000,000	5,316,950
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, 5.00%, 4/01/37	3,000,000	3,228,690
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, 5.00%, 3/01/30	2,370,000	2,499,734
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,485,000	2,997,979
Loudon Water and Sewer Revenue, Exempt Facility, Series A,		
4.00%, 3/01/28	1,000,000	1,046,380
5.00%, 3/01/32	1,300,000	1,491,425
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,157,412
Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	6,228,255
Memphis GO, General Improvement,		
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,486,762
NATL Insured, Pre-Refunded, 5.00%, 10/01/22	5,000,000	5,423,850
Refunding, 5.00%, 5/01/36	4,135,000	4,907,335
Memphis-Shelby County Airport Authority Airport Revenue,		
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,970,000
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,572,880
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,705,500
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,919,432
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,882,150
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,		
5.00%, 5/15/33	3,000,000	3,425,430
5.00%, 5/15/36	4,750,000	5,696,912
AMBAC Insured, 5.00%, 5/15/25	5,000,000	5,293,500
Metropolitan Government of Nashville and Davidson County GO,		
Refunding, 5.00%, 7/01/22	3,650,000	4,736,057
Refunding, 4.00%, 7/01/25	2,500,000	2,907,575
Refunding, Series B, 5.00%, 8/01/25	5,000,000	5,706,400
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,294,510
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University,		
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,439,640
Refunding, Series D, 4.00%, 10/01/29	1,275,000	1,452,531
Refunding, Series D, 5.00%, 10/01/30	1,500,000	1,878,180
Refunding, Series D, 4.00%, 10/01/31	1,290,000	1,458,771
Series A, 5.50%, 10/01/29	3,500,000	4,305,070
Metropolitan Government of Nashville and Davidson County Revenue, District Energy System, Refunding, Series A, 5.00%,		
10/01/32	1,055,000	1,299,950
10/01/33	1,000,000	1,229,220
Montgomery County GO, Refunding and Public Improvement, 4.00%, 4/01/26	1,595,000	1,890,362

Semiannual Report | 43

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds (continued)		
Tennessee (continued)		
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	$ 1,250,000	$ 1,475,113
Rutherford County Consolidated Utility District Waterworks Revenue,		
AGMC Insured, 5.00%, 2/01/36	3,060,000	3,261,868
Refunding, NATL Insured, 5.00%, 2/01/27	1,000,000	1,056,120
Rutherford County GO, 3.00%, 4/01/31	2,000,000	2,080,960
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	11,332,300
Shelby County GO, Refunding, Series A, 5.00%,		
3/01/23	5,000,000	6,549,900
3/01/27	3,595,000	4,542,103
Shelby County Health Educational and Housing Facility Board Revenue,		
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,620,382
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	6,099,850
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,603,200
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,453,150
South Blount County Utility District Waterworks Revenue, AGMC Insured,		
5.00%, 12/01/33	1,000,000	1,169,170
5.25%, 12/01/39	3,310,000	3,883,424
Tennessee HDA Revenue, Homeownership Program,		
2006-3, 4.90%, 7/01/37	4,290,000	4,415,783
Series 1, 5.00%, 7/01/29	1,325,000	1,419,936
Series 2C, 3.80%, 7/01/43	2,000,000	2,030,680
Tennessee State GO, Refunding, Series A, 5.00%, 10/01/31	1,000,000	1,254,370
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,		
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,491,460
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,371,363
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,268,740
Series A, 5.00%, 5/01/34	3,555,000	3,974,099
Series B, 5.50%, 5/01/38	4,000,000	4,772,640
West Wilson Utility District Waterworks Revenue,		
5.00%, 6/01/33	3,000,000	3,668,010
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	1,930,086
Williamson County GO, Public Improvement, Pre-Refunded, 5.00%, 3/01/20	2,000,000	2,063,140
Wilson County GO, 4.00%,		
4/01/27	2,000,000	2,367,240
4/01/28	2,000,000	2,346,900
		298,903,415
U.S. Territories 10.8%		
Guam 1.6%		
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed, Refunding, 5.25%, 6/01/32	1,930,000	1,937,643
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,641,008
		5,578,651

44 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico 9.2%		
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, NATL Insured, 5.00%, 7/01/25	$ 5,000,000	$ 5,324,900
Series XX, 5.25%, 7/01/40	5,000,000	5,173,350
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	655,000	655,989
Series S, 6.00%, 7/01/41	5,000,000	5,450,400
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series B, 6.375%, 8/01/39	8,000,000	9,411,680
Series C, 5.50%, 8/01/40	5,000,000	5,507,450
		31,523,769
Total U.S. Territories		37,102,420
Total Municipal Bonds before Short Term Investments (Cost $303,017,224)		336,005,835
Short Term Investments 0.9%		
Municipal Bonds 0.9%		
Tennessee 0.9%		
[a] Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN and Put, 0.19%, 6/01/31	2,100,000	2,100,000
[a] Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue, Covenant Health, Refunding, Series A, Weekly VRDN and Put, 0.16%, 1/01/33	900,000	900,000
Total Short Term Investments (Cost $3,000,000)		3,000,000
Total Investments (Cost $306,017,224) 98.7%		339,005,835
Other Assets, less Liabilities 1.3%		4,380,562
Net Assets 100.0%		$343,386,397

See Abbreviations on page 59.

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Municipal Securities Trust

Financial Statements

Statements of Assets and Liabilities

November 30, 2012 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Assets:		
Investments in securities:		
Cost	$1,775,964,163	$306,017,224
Value	$1,954,176,595	$339,005,835
Cash	910,420	25,484
Receivables:		
Capital shares sold	3,752,170	1,213,916
Interest	21,316,010	4,075,907
Other assets	98	18
Total assets	1,980,155,293	344,321,160
Liabilities:		
Payables:		
Investment securities purchased	8,973,768	—
Capital shares redeemed	3,683,856	526,198
Affiliates	1,029,091	176,270
Distributions to shareholders	2,369,836	194,104
Accrued expenses and other liabilities	74,659	38,191
Total liabilities	16,131,210	934,763
Net assets, at value	$1,964,024,083	$343,386,397
Net assets consist of:		
Paid-in capital	$1,869,288,134	$312,541,261
Undistributed net investment income (distributions in excess of net investment income)	5,325,324	(14,803)
Net unrealized appreciation (depreciation)	178,212,432	32,988,611
Accumulated net realized gain (loss)	(88,801,807)	(2,128,672)
Net assets, at value	$1,964,024,083	$343,386,397

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

November 30, 2012 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Class A:		
Net assets, at value	$1,355,146,148	$343,386,397
Shares outstanding	125,448,010	28,060,975
Net asset value per share[a]	$10.80	$12.24
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.28	$12.78
Class B:		
Net assets, at value	$ 662,222	
Shares outstanding	60,951	
Net asset value and maximum offering price per share[a]	$10.86	
Class C:		
Net assets, at value	$ 319,840,048	
Shares outstanding	29,431,350	
Net asset value and maximum offering price per share[a]	$10.87	
Advisor Class:		
Net assets, at value	$ 288,375,665	
Shares outstanding	26,653,424	
Net asset value and maximum offering price per share	$10.82	

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Municipal Securities Trust

Financial Statements *(continued)*

Statements of Operations

for the six months ended November 30, 2012 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Investment income:		
Interest	$ 46,113,972	$ 6,774,720
Expenses:		
Management fees (Note 3a)	4,285,480	856,782
Distribution fees: (Note 3c)		
Class A	642,086	162,957
Class B	3,972	—
Class C	987,928	—
Transfer agent fees (Note 3e)	262,448	56,038
Custodian fees	13,601	2,370
Reports to shareholders	27,745	6,303
Registration and filing fees	12,454	3,690
Professional fees	24,262	16,789
Trustees' fees and expenses	21,590	4,125
Other	74,690	15,744
Total expenses	6,356,256	1,124,798
Net investment income	39,757,716	5,649,922
Realized and unrealized gains (losses):		
Net realized gain (loss) from investments	372,717	122,134
Net change in unrealized appreciation (depreciation) on investments	70,418,378	8,025,740
Net realized and unrealized gain (loss)	70,791,095	8,147,874
Net increase (decrease) in net assets resulting from operations	$110,548,811	$13,797,796

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund	
	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 39,757,716	$ 76,569,465	$ 5,649,922	$ 11,047,401
Net realized gain (loss) from investments	372,717	(5,130,072)	122,134	7,308
Net change in unrealized appreciation (depreciation) on investments	70,418,378	214,417,735	8,025,740	18,602,633
Net increase (decrease) in net assets resulting from operations	110,548,811	285,857,128	13,797,796	29,657,342
Distributions to shareholders from:				
Net investment income:				
Class A	(26,992,028)	(55,781,878)	(5,732,166)	(11,019,350)
Class B	(23,930)	(136,608)	—	—
Class C	(5,505,004)	(11,538,507)	—	—
Advisor Class	(5,616,756)	(9,462,968)	—	—
Total distributions to shareholders	(38,137,718)	(76,919,961)	(5,732,166)	(11,019,350)
Capital share transactions: (Note 2)				
Class A	66,649,855	110,438,795	22,632,523	24,009,227
Class B	(1,452,617)	(2,479,237)	—	—
Class C	14,090,284	29,501,082	—	—
Advisor Class	36,836,848	78,984,436	—	—
Total capital share transactions	116,124,370	216,445,076	22,632,523	24,009,227
Net increase (decrease) in net assets	188,535,463	425,382,243	30,698,153	42,647,219
Net assets:				
Beginning of period	1,775,488,620	1,350,106,377	312,688,244	270,041,025
End of period	$1,964,024,083	$1,775,488,620	$343,386,397	$312,688,244
Undistributed net investment income (distributions in excess of net investment income) included in net assets:				
End of period	$ 5,325,324	$ 3,705,326	$ (14,803)	$ 67,441

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds). The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, the Franklin California High Yield Municipal Fund no longer offered Class B shares for purchase. As disclosed in the applicable fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 1, 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A	Class A, Class B, Class C & Advisor Class
Franklin Tennessee Municipal Bond Fund	Franklin California High Yield Municipal Fund

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also

50 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These

Semiannual Report | 51

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

52 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest

At November 30, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended November 30, 2012				
Shares sold	12,979,278	$ 136,534,268	2,923,955	$ 35,197,638
Shares issued in reinvestment of distributions	2,011,360	21,229,317	395,707	4,768,609
Shares redeemed	(8,657,222)	(91,113,730)	(1,438,384)	(17,333,724)
Net increase (decrease)	6,333,416	$ 66,649,855	1,881,278	$ 22,632,523
Year ended May 31, 2012				
Shares sold	28,238,359	$ 276,826,683	5,091,812	$ 58,999,732
Shares issued in reinvestment of distributions	4,322,939	42,044,082	738,092	8,549,373
Shares redeemed	(21,345,425)	(208,431,970)	(3,773,222)	(43,539,878)
Net increase (decrease)	11,215,873	$ 110,438,795	2,056,682	$ 24,009,227
Class B Shares:				
Six Months ended November 30, 2012				
Shares sold	112	$ 1,189		
Shares issued in reinvestment of distributions	1,859	19,655		
Shares redeemed	(139,466)	(1,473,461)		
Net increase (decrease)	(137,495)	$ (1,452,617)		
Year ended May 31, 2012				
Shares sold	2,748	$ 26,749		
Shares issued in reinvestment of distributions	11,212	108,396		
Shares redeemed	(270,887)	(2,614,382)		
Net increase (decrease)	(256,927)	$ (2,479,237)		
Class C Shares:				
Six Months ended November 30, 2012				
Shares sold	3,221,979	$ 34,123,689		
Shares issued in reinvestment of distributions	389,460	4,134,401		
Shares redeemed	(2,283,866)	(24,167,806)		
Net increase (decrease)	1,327,573	$ 14,090,284		
Year ended May 31, 2012				
Shares sold	6,111,532	$ 60,676,874		
Shares issued in reinvestment of distributions	845,463	8,261,787		
Shares redeemed	(4,021,180)	(39,437,579)		
Net increase (decrease)	2,935,815	$ 29,501,082		

Semiannual Report | 53

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin California High Yield Municipal Fund	
	Shares	**Amount**
Advisor Class Shares:		
Six Months ended November 30, 2012		
Shares sold	5,268,680	$ 55,548,019
Shares issued in reinvestment of distributions	316,618	3,346,778
Shares redeemed	(2,088,980)	(22,057,949)
Net increase (decrease)	3,496,318	$ 36,836,848
Year ended May 31, 2012		
Shares sold	11,923,875	$ 117,427,109
Shares issued in reinvestment of distributions	460,855	4,532,622
Shares redeemed	(4,325,687)	(42,975,295)
Net increase (decrease)	8,059,043	$ 78,984,436

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

54 | Semiannual Report

Franklin Municipal Securities Trust

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Franklin California High Yield Municipal Fund's Class B and C compensation distribution plans, the fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Reimbursement Plans:		
Class A	0.15%	0.15%
Distributors has agreed to limit the current rate to 0.10% per year for each of the Funds.		
Compensation Plans:		
Class B	0.65%	—
Class C	0.65%	—

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$200,136	$103,038
CDSC retained	$ 12,904	$ 129

Semiannual Report | 55

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

e. Transfer Agent Fees

For the period ended November 30, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Transfer agent fees	$107,260	$19,978

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Tennessee Municipal Bond Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2013. There were no expenses waived during the period ended November 30, 2012.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2012, the capital loss carryforwards were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Capital loss carryforwards subject to expiration:		
2013	$ 2,650,186	$ 422,643
2015	684,955	11,310
2016	1,572,273	—
2017	5,767,799	810,129
2018	32,781,484	—
2019	21,604,912	—
Capital loss carryforwards not subject to expiration:		
Short term	3,046,054	1,006,724
Long term	17,943,518	—
Total capital loss carryforwards	$86,051,181	$2,250,806

56 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

4. Income Taxes *(continued)*

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At May 31, 2012, the Franklin California High Yield Municipal Fund deferred post-October capital losses of $2,698,178.

At November 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Cost of investments	$1,771,650,723	$305,929,264
Unrealized appreciation	$ 196,834,942	$ 33,076,571
Unrealized depreciation	(14,309,070)	—
Net unrealized appreciation (depreciation)	$ 182,525,872	$ 33,076,571

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2012, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Purchases	$137,437,821	$32,869,929
Sales	$ 69,650,225	$14,102,240

6. Credit Risk and Defaulted Securities

At November 30, 2012, the Franklin California High Yield Municipal Fund had 26.6% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin California High Yield Municipal Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2012, the value of this security was $3,573,010, representing 0.18% the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

Semiannual Report | 57

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended November 30, 2012, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

58 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

9. Fair Value Measurements *(continued)*

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2012, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915
ABAG	- The Association of Bay Area Governments
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CDA	- Community Development Authority/Agency
CFD	- Community Facilities District
CIFP	- Capital Improvement Financing Program
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDA	- Housing Development Authority/Agency
ID	- Improvement District
IDB	- Industrial Development Bond/Board
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
PUD	- Public Utility District
RDA	- Redevelopment Agency/Authority
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Semiannual Report | 59

Franklin Municipal Securities Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission s website at sec.gov. The filed form may also be viewed and copied at the Commission s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

60 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | **TAX-FREE INCOME**

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN MUNICIPAL SECURITIES TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012-2013 Franklin Templeton Investments. All rights reserved.

MUN S 01/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.